Investment Advisor:

   CSI Capital Management, Inc.
     445 Bush Street, 5th Floor
     San Francisco, California 94108-3725

Distributor:

   First Dominion Capital Corp.
     1500 Forest Avenue, Suite 223
     Richmond, Virginia 23229

Independent Auditors:

   Tait, Weller and Baker
     1818 Market Street, Suite 2400
     Philadelphia, Pennsylvania 19103

Transfer Agent:

For account information, wire purchase or redemptions, call or write to the CSI Equity Portfolio's Transfer Agent:

   Fund Services, Inc.
     Post Office Box 26305
     Richmond, Virginia 23260
     (800) 628-4077 Toll Free

                       Semi-Annual Report to Shareholders



                            THE CSI EQUITY PORTFOLIO



                                   A series of
                            The World Insurance Trust
                          A "Series" Investment Company



                            For the Six Months Ended
                                  June 30, 2003

                              CSI EQUITY PORTFOLIO
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                  June 30, 2003
                                   (unaudited)

  Number                                                              Market
  of Shares                Description                                 Value
-------------            ---------------------------------      --------------

                           COMMON STOCKS:            88.33%
                           BANKING:                   4.87%
     1,600                 HSBC Holdings ADR                   $      94,576
     3,100                 Ing Groep N.V. ADR                         54,343
     2,150                 State Street Corp.                         84,710
                                                                -------------
                                                                     233,629
                                                                -------------
                           BEVERAGES:                 4.19%
     2,400                 Heineken N.V. ADR                          85,160
     2,600                 Pepsico Inc.                              115,700
                                                                 -------------
                                                                     200,860
                                                                 -------------
                           COMPUTER AND PERIPHERALS:  3.22%
     5,450                 Cisco Systems, Inc.*                       90,415
     6,100                 EMC Corp/MASS*                             63,867
                                                                  ------------
                                                                     154,282
                                                                  ------------
                           COMPUTER SOFTWARE/SERVICES:5.11%
     2,600                 Automatic Data Processing, Inc.            88,036
     3,500                 Microsoft Corp.                            89,635
     5,600                 ORACLE Corporation*                        67,312
                                                                 -------------
                                                                     244,983
                                                                 -------------
                           DRUG AND MEDICAL:          11.33%
     1,325                 Abbott Laboratories                        57,982
     1,350                 Aventis Spons. ADR                         73,845
     1,800                 Johnson & Johnson                          93,060
     1,250                 Merck                                      75,688
     2,545                 Pfizer Inc.                                86,912
     4,000                 Schering-Plough Corp.                      74,400
     1,700                 Medtronic Inc.                             81,549
                                                                 -------------
                                                                     543,436
                                                                 -------------
                           ELECTRONICS/EQUIPMENT:      7.29%
        700                Canon Inc. ADR                             31,955
      1,720                Emerson Electric Co.                       87,892
      3,475                General Electric Corp.                     99,663
        550                Kyocear Corporation*                       31,350
      6,000                Nokia Corp. ADR                            98,580
                                                                 -------------
                                                                     349,440
                                                                 -------------
                           FOOD:                       7.19%
      2,000                Diageo PLC ADR                             87,520
      2,925                Groupe Danone ADR*                         81,169
      1,400                Nestle S.A. ADR                            72,220
      1,850                William Wrigley Jr. Company               104,025
                                                                 -------------
                                                                     344,934
                                                                 -------------
                           HOUSEHOLD:                  6.97%
      3,010                Gillette                                   95,899
      1,750                Kimberly-Clark Corp.                       91,245
        150                Kao Corporation ADR*                       27,920
        935                Proctor & Gamble                           83,383
        600                Toto Ltd.*                                 35,628
                                                                 -------------
                                                                     334,075
                                                                 -------------
                           INSURANCE:                   3.03%
      3,300                AXA ADR                                    51,513
      1,700                American International Group, Inc.         93,806
                                                                 -------------
                                                                     145,319
                                                                 -------------
                           MANUFACTURING:               2.03%
      1,375                United Technologies                        97,391
                                                                  -------------

                           MULTIMEDIA:                  0.98%
      2,385                Disney, Walt Co.*                          47,104
                                                                  -------------

                           OIL:                         7.90%
      2,400                BP PLC ADR                                100,848
      1,800                Conocophillips                             98,640
      1,575                Schlumberger Ltd.                          74,923
      1,375                Total Fina ADR                            104,225
                                                                  -------------
                                                                     378,636
                                                                  -------------
                           RETAIL:                      9.85%
      5,300                Borders Group Inc.*                        93,333
      2,525                Costco Wholesale*                          92,415
      3,350                CVS Corp.                                  93,900
      3,100                Home Depot Inc.                           102,672
      5,400                Kroger Co.*                                90,072
                                                                  -------------
                                                                     472,392
                                                                  -------------
                           SEMI-CONDUCTORS:             3.39%
      4,375                Intel Corp.                                90,930
      3,450                STMicroelectronics                         71,726
                                                                  -------------
                                                                     162,656
                                                                  -------------

                           SPECIALTY CHEMICALS:         2.03%
        755                3M                                  $      97,380
                                                                  -------------

                           TELECOMMUNICATIONS:          1.60%
      3,900                Vodafone Airtouch Communications           76,635
                                                                  -------------

                           TRANSPORTATION:              3.90%
      1,330                Fedex Corporation                          82,500
      1,800                Union Pacific Corp.                       104,436
                                                                  -------------
                                                                     186,936
                                                                  -------------
                           UTILITIES:                   3.44%
      1,350                FPL Group                                  90,247
      3,325                TXU Corp.                                  74,646
                                                                  -------------
                                                                     164,893
                                                                  -------------

                           TOTAL INVESTMENTS:
                           (Cost: $3,914,877)**         88.33%     4,234,981
                           Other assets, net            11.67%       559,440
                                                      --------     ---------
                           NET ASSETS                  100.00%   $ 4,794,421
                                                      ========     =========

*   Non-income producing
** Cost for Federal income tax purposes is $3,914,877 and net unrealized appreciation consists of:

                           Gross unrealized appreciation       $     391,881
                           Gross unrealized depreciation             (71,777)
                                                                   -----------
                           Net unrealized appreciation          $    320,104
                                                                   ===========

ADR- Security represented is held by the custodian bank in the form of American Depositary Receipts.

See Notes to Financial Statements

CSI EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2003 (unaudited)
------------------------------------------------------------------------------
ASSETS
     Investments at value (identified cost of $3,914,877)
       (Notes 1 & 3)                                           $  4,234,981
     Cash & cash equivalents                                        497,678
     Receivables:
        Dividends                                  $      5,561
        Securities sold                                  63,666
                                                     ----------
                                                                     69,227
                                                                 -----------
          TOTAL ASSETS                                            4,801,886
                                                                 -----------
ACCRUED LIABILITIES                                                   7,465
                                                                 ------------
NET ASSETS                                                     $  4,794,421
                                                                 ============
     NET ASSET VALUE, OFFERING AND REDEMPTION
      PRICE PER SHARE
      ($4,794,421 / 440,965 shares outstanding)                $     10.87
                                                                 ============

     At June 30, 2003 components of net assets are:
     Beneficial interest                                      $  4,463,897
     Undistributed net investment income                            10,609
     Accumulated net realized loss on investments                     (189)
     Net unrealized appreciation of investments                    320,104
                                                                 -------------
     Net assets                                               $  4,794,421
                                                                 =============

See Notes to Financial Statements

CSI EQUITY PORTFOLIO
STATEMENT OF OPERATIONS

SIX MONTHS ENDED JUNE 30, 2003 (unaudited)
-----------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends                                                      $    5,495
                                                                 ------------
EXPENSES
  Investment advisory fees (Note 2)                  $   17,257
  Accounting fees                                         6,800
  Custody fees                                            7,932
  Administrative services                                 5,950
  Transfer agent fees (Note 2)                            5,776
  Legal and audit fees                                    9,223
  Miscellaneous                                           4,835
                                                      ----------
     Total expenses                                                  57,773
  Management fee waivers and expenses reimbursed (Note 2)           (36,201)
                                                                  -----------
     Net expenses                                                    21,572
                                                                  ------------
  Net investment income                                              10,609
                                                                  ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                      947
  Net increase in unrealized appreciation on investments            349,543
                                                                   -----------
  Net gain on investments                                           350,490
                                                                   -----------
  Net increase in net assets resulting from operations          $   361,099
                                                                   ===========


See Notes to Financial Statements

CSI EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------
                                              Six months ended    Period ended
                                                June 30, 2003      December 31,
                                                 (unaudited)          2002*
                                              ----------------    -------------
OPERATIONS
   Net investment gain (loss)                     $  10,609          $  (704)
   Net realized gain (loss) on investments              947           (1,136)
   Change in unrealized appreciation of investments 349,543          (29,439)
                                                 -----------      -----------
   Net increase (decrease) in net assets
       resulting from operations                    361,099          (31,279)
CAPITAL SHARE TRANSACTIONS
   Net increase in net assets resulting from
       capital share transactions**               2,401,570        2,063,031
                                                 -----------      -----------
   Net increase in net assets                     2,762,669        2,031,752
   Net assets at beginning of period              2,031,752             -
                                                 ------------     -----------
NET ASSETS at the end of the period             $ 4,794,421      $ 2,031,752
                                                 ============     ============

* Commencement of operations was September 20, 2002.
** A summary of capital share transactions follows:

                          Six months ended
                            June 30, 2003                 Period ended
                              (unaudited)               December 31, 2002*
                        ---------------------         ------------------------
                        Shares          Value         Shares            Value
                        --------      -------         --------         --------
Shares sold            271,528    $  2,766,283       214,046      $  2,156,753
Shares redeemed        (35,226)       (364,713)       (9,383)          (93,722)
                       --------    ------------     ----------     -----------
Net increase           236,302    $  2,401,570       204,663       $  2,063,031
                       =========  =============     ===========    ============


See Notes to Financial Statements

CSI EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
-------------------------------------------------------------------------------

                                            Six months ended    Period ended
                                             June 30, 2003       December 31,
                                              (unaudited)           2002*
                                            ----------------   --------------
Per Share Operating Performance
Net asset value, beginning of period           $   9.93          $  10.00
                                               ----------       -----------
Income from investment operations-
   Net investment gain (loss)                      0.02             (0.00)1
   Net realized and unrealized gain (loss)
      on investments                               0.92             (0.07)
                                               -----------       -----------
   Total from investment operations                0.94             (0.07)
                                               -----------       -----------
Net asset value, end of period                 $  10.87           $  9.93
                                               ===========       ===========
Total Return                                       9.52%            (0.70%)
                                               ===========       ===========
Ratios/Supplemental Data
   Net assets, end of period (000's)            $  4,794          $  2,032
   Ratio to average net assets (A)
    Expense ratio - net (B)                        1.25%**           1.25%**
   Net investment  income (loss)                   0.61%**           (.14%)**
Portfolio turnover rate                            4.39%             1.29%

*   Commencement of operations was September 20, 2002.
** Annualized
1 Less than one cent per share.

(A) Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 2.10% for the six months ended June 30, 2003 and 20.8% for the period ended December 31, 2002.

(B) Expense ratio - net reflects the effect of the management fee waivers and reimbursement of expenses.


See Notes to Financial Statements

CSI EQUITY PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS

June 30, 2003 (unaudited)

NOTE 1-ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The CSI Equity Portfolio (the "Fund") is a series of The World Insurance Trust (the "Trust") which is registered under The Investment Company Act of 1940, as amended, as an open-end management company. The Fund was established in September 2002 as a series of the Trust. Shares of the CSI Equity Portfolio are not sold to individual investors, and are only offered to various life insurance companies to fund benefits under their variable annuity contracts and variable life insurance policies.

     The objective of the Fund is to seek to achieve growth of capital by investing in a diversified portfolio consisting primarily of equity securities and securities convertible into common stock and warrants.

     The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

     A. Security Valuation. Investments traded on stock exchanges are valued at the last quoted sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Trust's Board of Trustees. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market.

     B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     C. Security Transactions and Income. Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a first-in, first-out basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

     D. Distribution to Shareholders. Distributions from investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses and post-October capital losses.

     E. Use of Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     F. Organizational Expenses. All of the expenses of the Fund incurred in connection with its organization and the public offering of its shares will be assumed and expensed by the Fund.


NOTE 2-INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS AND OTHER

     Pursuant to an Investment Advisory Agreement, the Advisor, CSI Capital Management, Inc. ("CSI"), provides investment advisory services for an annual fee of .65% of the average daily net assets of the Fund. Administrative and shareholder services are the responsibility of the Advisor and are sub-contracted to Commonwealth Shareholder Services, Inc. ("CSS) for an annual fee of .35% of the average daily net assets of the Fund. CSS received $5,950 for its services for the six months ended June 30, 2003.

     The Advisor and CSS, collectively referred to as the "Service Providers", have contractually agreed to waive fees and reimburse the Fund for expenses in order to limit operating expenses to 1.25% of average daily net assets through December 31, 2003. For the six months ended June 30, 2003, the Advisor waived fees of $17,257 and the Service Providers reimbursed expenses of $18,944.

     The Service Providers will be entitled to reimbursement of fees waived or remitted by the Service Providers to the Fund. The total amount of reimbursement recoverable by the Service Providers is the sum of all fees previously waived or remitted by the Service Providers to the Fund during any of the previous three years, less any reimbursement previously paid by the Fund to the Service Providers with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of June 30, 2003 was $166,332.

     Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI received $5,776 for its services for the six months ended June 30, 2003.

     Certain officers and/or directors of the Fund are also officers and/or directors of CSI, CSS and FSI.



NOTE 3-INVESTMENTS

     The cost of purchases and proceeds from the sales of securities other than short-term notes for the six months ended June 30, 2003, were $2,195,938 and $131,734, respectively.


NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

     Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These distribution differences primarily result from different treatments of post-October capital losses.

         As of June 30, 2003, the components of distributable earnings on a tax basis were as follows:

                  Realized long-term capital losses          $    (189)
                  Undistributed net investment income           10,609
                  Unrealized appreciation                      320,104
                                                              ---------
                                                             $ 330,524
                                                             ==========